Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2017	Dec. 31, 2016 [1]
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	37,490,367	37,440,552
Common Stock, shares outstanding	35,397,991	35,348,176
Treasury Stock, shares	2,092,376	2,092,376

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.